Revenue - Additional Information (Details)	12 Months Ended
Feb. 28, 2021
Disclosure Of Revenue [Line Items]
License fees period	12 months
Credit terms for license fees	90 days
Credit terms for platform service fees	90 days
Top of Range
Disclosure Of Revenue [Line Items]
Credit terms for platform service fees	90 days
Contract liabilities term	36 months
Bottom Of Range [Member]
Disclosure Of Revenue [Line Items]
Contract liabilities term	12 months